FINANCIAL OBLIGATIONS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from financial obligations [abstract]
Amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months	$ 8,692,991	$ 7,219,765
Simultaneous and repo operations	4,456,544	2,306,037
Guaranteed with investments	7,162,889	4,663,828
Amount of borrowings	3,633,973	3,203,170
Scheduled maturities of bonds	$ 19,908,991	$ 18,772,405